DLA Piper LLP (US)

2000 Avenue of the Stars

Suite 400 North Tower

Los Angeles, CA 90067-4704

www.dlapiper.com

September 1, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fortune V Separate Account (811-23698; 333-[ ])

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-3 (the “Registration Statement”) of Fortune V Separate Account. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The Registration Statement is not dated as of the date hereof, but was previously submitted to the Staff of the Securities and Exchange Commission via e-mail on July 20, 2021.

Questions and comments may be directed to the undersigned at (310) 595-3115.

Very truly yours,

/s/ Kevin R. Bettsteller
Kevin R. Bettsteller